Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Asset Class	Estimated Useful Life
Fixed plant & related components and infrastructure	Units of production over life of mine
Mobile and other mine equipment components	3 to 12 years
Computer equipment and software	3 years
Right-of-use assets	Straight-line over lease term